Mar. 31, 2018
AIG Flexible Credit Fund
AIG Flexible Credit Fund
SunAmerica Income Funds AIG Flexible Credit Fund (each, a “Fund”) Supplement dated April 1, 2019 to each Fund’s Summary Prospectus and Prospectus, as supplemented and amended to date

Effective immediately, in the section of each Summary Prospectus entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the table is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.